Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues
Total net sales	$ 142,640	$ 136,970	$ 412,943	$ 411,102
Cost of revenues
Total cost of sales	80,314	80,878	237,018	235,277
Gross profit	62,326	56,092	175,925	175,825
Operating expenses
Research and development, net	20,185	20,561	58,797	59,274
Selling, general and administrative	53,153	58,235	168,139	168,279
Total operating expenses	73,338	78,796	226,936	227,553
Operating loss	(11,012)	(22,704)	(51,011)	(51,728)
Financial income (expenses), net	1,120	2,656	7,137	7,415
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(9,892)	(20,048)	(43,874)	(44,313)
Income tax benefit (expenses)	318	524	7,026	2,020
Share in net profits (losses) of associated companies	0	35,062	0	39,100
Net loss	$ (10,210)	$ (55,634)	$ (50,900)	$ (85,433)
Earnings Per Share, Basic	$ (0.12)	$ (0.65)	$ (0.58)	$ (1.06)
Weighted average shares outstanding - diluted	87,732	85,151	87,063	80,230
Comprehensive Loss
Net loss attributable to non-controlling interests	$ (10,210)	$ (55,634)	$ (50,900)	$ (85,433)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(702)	(306)	(2,353)	6,466
Unrealized gains (losses) on derivatives designated as cash flow hedges, net	(911)	(46)	2,376	(5,005)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(1,613)	(352)	23	1,461
Comprehensive loss attributable to Stratasys Ltd.	(11,823)	(55,986)	(50,877)	(83,972)
Products
Revenues
Total net sales	97,109	94,061	278,601	282,647
Cost of revenues
Total cost of sales	48,775	49,808	143,357	145,693
Service [Member]
Revenues
Total net sales	45,531	42,909	134,342	128,455
Cost of revenues
Total cost of sales	$ 31,539	$ 31,070	$ 93,661	$ 89,584